SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 795,044	$ 819,269	$ 810,279	$ 785,806
Funds held in an escrow bank account
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 795,044	$ 819,269